Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period End USD: TWD [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	31.37	32.79	30.62
Average USD: TWD [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	31.1663	32.1064	31.1525
Period End USD: JPY [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	156.8	157.37	140.92
Average USD: JPY [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	149.5686	151.4551	140.5001